CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (40,249,781)	$ (44,326,409)	$ (39,908,233)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	71,333	428,000	446,412
Equity in losses of affiliates	226,779	235,161	205,567
Capital gain upon dilution on CBG’ shares	0	0	(85,629)
Providing(reversal) of allowance for doubtful accounts	3,856,777	(381,972)	(615,258)
Inventory write-downs	3,954,771	936,126	3,856,608
Depreciation and amortization	3,946,859	4,053,944	4,548,923
Losses(gains) from disposal of equipment and other long-term assets	(787,160)	1,085,910	78,534
Deferred income tax benefits	(179,990)	(109,664)	(555,133)
Gains on trading securities	0	0	(222,532)
Changes in operating assets and liabilities:
Proceeds from sales of trading securities	0	0	10,647,996
Accounts receivable	2,913,226	(610,373)	8,801,068
Notes receivable	(153,610)	(122,452)	127,859
Inventory	4,691,346	2,929,193	2,116,206
Prepaid advertising expenses	4,579,347	(2,947,031)	5,347,939
Other prepaid expenses and current assets	2,532,275	(1,425,279)	4,961,785
Accounts payable	(7,343,894)	(2,963,364)	2,231,482
Accrued expenses and other current liabilities	(343,890)	(1,468,911)	(564,627)
Notes payable	0	(1,148,125)	448,101
Income taxes payable	289,717	493,226	859,190
Deferred revenue	(118,673)	(120,534)	(116,672)
Net cash provided by (used in) operating activities	(22,333,075)	(45,632,724)	2,467,551
Investing activities:
Purchase of property and equipment	(21,388)	(1,360,682)	(3,421,032)
Proceeds from disposal of property and equipment	3,288,653	2,403	7,997
Disbursement for convertible loan	(3,024,932)	0	0
Purchase of other long-term assets	(477,220)	(620,985)	(560,584)
Decrease (increase) in restricted cash	9,633,487	265,002	(9,900,842)
Net cash provided by (used in) investing activities	9,398,600	(1,714,262)	(13,874,461)
Financing activities:
Increase in long-term debt	0	0	8,450,000
Repurchase of ordinary shares	(375,000)	0	(8,645,505)
Repayment of long-term debt	(8,520,507)	0	0
Net cash used in financing activities	(8,895,507)	0	(195,505)
Effect of exchange rate changes on cash and cash equivalents	(709,543)	(518,949)	3,179,574
Net decrease in cash and cash equivalents	(22,539,525)	(47,865,935)	(8,422,841)
Cash and cash equivalents at the beginning of the year	34,686,379	82,552,314	90,975,155
Cash and cash equivalents at the end of the year	12,146,854	34,686,379	82,552,314
Supplemental disclosure of cash flow information:
Income taxes paid	129,780	873,771	456,077
Interest paid	70,507	185,737	100,733
Supplemental disclosure of non-cash investing and financial activities:
Receivable For Sale Of Property And Equipment	1,301,227	0	0
Convertible Debt [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Accrued interests	(232,690)	0	0
Long-term Debt [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Accrued interests	14,183	189,863	152,931
Restricted Cash [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Accrued interests	$ 0	$ (360,033)	$ (294,966)